Computation of Earnings (Loss) Per Share (Tables)	3 Months Ended
Mar. 31, 2017
Earnings Per Share [Abstract]
Schedule of components used in the computation of basic and diluted earnings per share
The following table sets forth the components used in the computation of basic and diluted earnings (loss) per share for the three months ended March 31, 2017 and 2016:

	Three Months Ended March 31,
	2017	2016
	(Dollars in thousands, except per share amounts)
Numerator:
Net income (loss) attributable to The New Home Company Inc.	$846	$(814)

Denominator:
Basic weighted-average shares outstanding	20,767,464	20,599,014
Effect of dilutive shares:
Stock options and unvested restricted stock units	131,799	—
Diluted weighted-average shares outstanding	20,899,263	20,599,014

Basic earnings (loss) per share attributable to The New Home Company Inc.	$0.04	$(0.04)
Diluted earnings (loss) per share attributable to The New Home Company Inc.	$0.04	$(0.04)

Antidilutive stock options and unvested restricted stock units not included in diluted earnings (loss) per share	846,018	1,214,427
The following table sets forth the components used in the computation of basic and diluted earnings per share for the years ended December 31, 2016, 2015 and 2014:

	Year Ended December 31,
	2016	2015	2014
	(Dollars in thousands, except per share amounts)
Numerator:
Net income attributable to The New Home Company Inc.	$21,022	$21,688	$4,787

Denominator:
Basic weighted-average shares outstanding	20,685,386	16,767,513	15,927,917
Effect of dilutive shares:
Stock options and unvested restricted stock units	106,059	173,575	41,282
Diluted weighted-average shares outstanding	20,791,445	16,941,088	15,969,199

Basic earnings per share attributable to The New Home Company Inc.	$1.02	$1.29	$0.30
Diluted earnings per share attributable to The New Home Company Inc.	$1.01	$1.28	$0.30

Antidilutive stock options and unvested restricted stock units not included in diluted earnings per share	849,977	7,414	796,864

Year Ended December 31,
2014

Income before taxes	$5,003
Pro forma income tax provision to reflect the conversion to a C Corporation	(1,648)
Pro forma net income	3,355
Net loss attributable to noncontrolling interests	30
Pro forma net income attributable to The New Home Company Inc.	$3,385
Pro forma basic earnings per share attributable to The New Home Company Inc.	$0.21
Pro forma diluted earnings per share attributable to The New Home Company Inc.	$0.21